Document and Entity Information	12 Months Ended
Jul. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2011
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Apr 23, 2012
Document Effective Date	Apr 23, 2012
Prospectus Date	Jul 29, 2011

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class B,Class C, Institutional, Service
Class IR and Class R Shares of the

Goldman Sachs Core Plus Fixed Income Fund
(the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated July 29, 2011 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

The following replaces the first sentence of the second paragraph of the “Goldman Sachs Core Plus Fixed Income Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategies—Core Plus Fixed Income Fund” sections of the Prospectus:

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% (prior to May 21, 2012, 15%) of its Total Assets at the time of purchase.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class B,Class C, Institutional, Service
Class IR and Class R Shares of the

Goldman Sachs Core Plus Fixed Income Fund
(the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated July 29, 2011 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

The following replaces the first sentence of the second paragraph of the “Goldman Sachs Core Plus Fixed Income Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategies—Core Plus Fixed Income Fund” sections of the Prospectus:

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% (prior to May 21, 2012, 15%) of its Total Assets at the time of purchase.

Goldman Sachs Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class B,Class C, Institutional, Service
Class IR and Class R Shares of the

Goldman Sachs Core Plus Fixed Income Fund
(the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated July 29, 2011 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

The following replaces the first sentence of the second paragraph of the “Goldman Sachs Core Plus Fixed Income Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategies—Core Plus Fixed Income Fund” sections of the Prospectus:

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% (prior to May 21, 2012, 15%) of its Total Assets at the time of purchase.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012